LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE LIABILITY

As at December 31, 2020, the Company recorded $20,533 of lease liability. The incremental borrowing rate for lease liability initially recognized as of January 1, 2019 was 10%.

Lease liability
Initial recognition, January 1, 2019	$81,617
Cash flows:
Lease payments for year	(36,528)
Non-cash changes:
Accretion expenses for year	7,729
Balance at December 31, 2019	$52,818

Cash flows:
Lease payments for year	(37,162)
Non-cash changes:
Accretion expenses for year	4,877
Balance at December 31, 2020	20,533

The Company does not face a significant liquidity risk with regard to its lease liability. Lease liability is monitored within the Company treasury function. The lease liability matures in 2021.

There were no significant payments made for short-term or low value leases in the year ended December 31, 2020 (2019 - $nil).